18. INTANGIBLE ASSETS (Details 1) - Discounted cash flow [Member]	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PIB Brazil [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of discounted rate	2.83%	3.11%	2.56%	0.70%
Inflation Brazil [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of discounted rate	3.84%	3.95%	4.20%	3.03%